Income Tax Benefit (Expense) (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Income Tax [Abstract]
Schedule of Income Tax Recognised in Profit or Loss

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2022	2023	2024
Current tax expense
Current period	(134)	(873)	(2,344)
Current tax expense	(134)	(873)	(2,344)

Deferred tax benefit (expense)
Origination and reversal of temporary differences	3,484	(3,880)	9,148
Change in unrecognised temporary differences	(8,219)	(7,131)	4
Utilization of previously unrecognised tax losses	6,934	12,860	533
Recognition of previously unrecognized tax losses	—	—	118,253
Utilization/(reversal) of previously recognized tax losses	(958)	—	(1,789)
Deferred tax benefit (refer note 20)	1,241	1,849	126,149

Total	1,107	976	123,805

Schedule of Income Tax Recognized in Other Comprehensive Income

Income tax recognized in other comprehensive income

	For the year ended March 31
	2022			2023			2024
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	(18,943)	—	(18,943)	(48,879)	—	(48,879)	(9,862)	—	(9,862)
Equity instruments at FVOCI - net change in fair value	33,543	—	33,543	—	—	—	—	—	—
Remeasurement of defined benefit liability	(426)	—	(426)	468	—	468	(1,212)	248	(964)
Total	14,174	—	14,174	(48,411)	—	(48,411)	(11,074)	248	(10,826)

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of effective tax

	For the Year Ended March 31
Particulars	2022	2023	2024
Profit (loss) for the year	(45,567)	(11,168)	216,743
Income tax benefit	1,107	976	123,805
Profit (loss) before tax	(46,674)	(12,144)	92,938
Income tax benefit using the Company's domestic tax rate	6,999	1,822	(13,981)
Effect of tax rates in foreign jurisdictions	695	(3,191)	(9,608)
Non-deductible expenses	(3,392)	(2,662)	(420)
Tax exempt income	383	402	62
Change in estimates related to previous years	—	—	(482)
Utilization of previously unrecognised tax losses	6,934	12,860	533
Change in unrecognised temporary differences	—	—	4
Utilization/(reversal) of previously recognized tax losses	(958)	—	(1,789)
Current year losses for which no deferred tax asset was recognized	(1,328)	(1,656)	(1,389)
Recognition of previously unrecognised tax losses	—	—	118,253
Recognition of previously unrecognised temporary differences	(8,219)	(7,131)	33,057
Others	(7)	532	(435)
Income tax benefit	1,107	976	123,805